Reconciliation of loss after income tax to net cash used in operating activities (Tables)	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Disclosure of reconciliation of profit or loss to operating cash flows

	Consolidated
	December 2023	December 2022
	$	$
Loss after income tax benefit for the half-year	(8,823,513)	(13,586,027)
Adjustments for:
Amortisation	934,705	934,741
Share-based payments	436,465	944,726
Foreign exchange differences	(13,063)	145,529
Fair value losses on financial liabilities at fair value through profit or loss	(84,587)	—
Loss on contingent consideration	166,696	85,227
Contingent consideration interest	220,484	221,637
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	274,618	(650,153)
Increase/(decrease) in GBM Agile deposit	(115,213)	3,836,630
(Decrease)/increase in prepayments	929,125	(628,404)
(Decrease)/increase in insurance premium funding	(1,437,200)	552,315
Increase/(decrease) in trade and other payables	1,657,728	(611,352)
Decrease in deferred tax liabilities	(135,546)	(135,546)
(Decrease)/increase in employee benefits	(345,571)	84,529

Net cash used in operating activities	(6,334,872)	(8,806,148)